Shareholder Report, Line Graph (Details) 191615_DoubleLine Low Duration Bond Fund_Class I2_TSR Annual {Class I2} - USD ($)		12 Months Ended
	Oct. 31, 2025	Mar. 31, 2026
Class I2
Account Value [Line Items]
Accumulated Value	$ 100,000	$ 101,210
Bloomberg U.S. Aggregate Bond Index [Member]
Account Value [Line Items]
Line Graph and Table Measure Name		Bloomberg U.S. Aggregate Bond Index
Accumulated Value	100,000	$ 100,425
ICE BofA 1-3 Year U.S. Treasury Index [Member]
Account Value [Line Items]
Line Graph and Table Measure Name		ICE BofA 1-3 Year U.S. Treasury Index
Accumulated Value	100,000	$ 101,073
Bloomberg U.S. Aggregate 1-3 Years Index [Member]
Account Value [Line Items]
Line Graph and Table Measure Name		Bloomberg U.S. Aggregate 1-3 Years Index
Accumulated Value	$ 100,000	$ 101,161